SEGMENTS (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2021 segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Revenues		$ 1,608	$ 0	$ 6
France
Segment Reporting Information [Line Items]
Revenues		1,398	0	0
US
Segment Reporting Information [Line Items]
Revenues		$ 210	$ 0	5
US | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of Long-lived assets		18.00%	20.00%
Rest of the world
Segment Reporting Information [Line Items]
Revenues		$ 0	$ 0	$ 1
Israel | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of Long-lived assets		20.00%	24.00%
UK | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of Long-lived assets		62.00%	56.00%
Germany | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of Long-lived assets		0.00%